Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	2025	2024	2023
Net carrying amount of property, plant and equipment	19,926	19,456	20,532
Provision for obsolescence of materials and equipment	(484)	(223)	(171)
Provision for impairment of property, plant and equipment	(357)	(497)	(2,649)

	19,085	18,736	17,712

Changes in Group’s property, plant and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,395	50,087		8,677	528	1,195	3,880	38	832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-	761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793		3,183	169	1,195	3,880	38	71	418	573	246	18,261

Cost
Increases	1	511	(4)	99	6	1,282	4,161	119	4	-	-	8	6,191	(6)
Increases from business combinations	-	-		-	-	-	-	-	-	-	-	-	-
Translation effect	(178)	-		-	(55)	(19)	(46)	-	(30)	-	(904)	(223)	(1,455)
Adjustment for inflation (5)	106	-		-	33	11	27	-	18	-	537	131	863
Decreases, reclassifications and other movements	16	2,503		135	165	(1,030)	(2,357)	(26)	45	39	18	(3)	(495)	(3)

Accumulated depreciation
Increases	28	2,692	(4)	364	30	-	-	-	36	64	10	28	3,252
Translation effect	(96)	-		-	(36)	-	-	-	(27)	-	(455)	(150)	(764)
Adjustment for inflation (5)	57	-		-	22	-	-	-	16	-	270	88	453
Decreases, reclassifications and other movements	(1)	(92)		-	(5)	-	-	-	-	(8)	-	(2)	(108)

Cost	1,340	53,101		8,911	677	1,439	5,665	131	869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-	786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131	83	401	399	195	20,532

Cost
Increases	1	169	(4)	95	28	1,263	3,928	99	2	-	-	15	5,600	(6)
Increases from business combinations	-	-		-	-	-	-	-	-	-	-	-	-
Translation effect	(43)	-		-	(12)	(4)	(6)	-	(7)	-	(176)	(42)	(290)
Adjustment for inflation (5)	151	-		-	48	16	24	-	31	-	746	182	1,198
Decreases, reclassifications and other movements	(94)	(24,759)		325	(13)	(1,151)	(3,543)	(171)	1	183	(5)	(45)	(29,272)	(3) (7)

Accumulated depreciation
Increases	29	2,160		372	41	-	-	-	39	72	25	33	2,771
Translation effect	(19)	-		-	(8)	-	-	-	(5)	-	(89)	(30)	(151)
Adjustment for inflation (5)	80	-		-	32	-	-	-	22	-	376	129	639
Decreases, reclassifications and other movements	(63)	(24,725)		-	(57)	-	-	-	(42)	(12)	(12)	(36)	(24,947)	(7)

Cost	1,355	28,511		9,331	728	1,563	6,068	59	896	1,565	1,375	953	52,404
Accumulated depreciation	715	22,329		6,230	378	-	-	-	800	1,041	711	744	32,948

Balance as of December 31, 2024	640	6,182	(1)	3,101	350	1,563	6,068	59	96	524	664	209	19,456

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,355	28,511		9,331	728	1,563	6,068	59		896	1,565	1,375	953	52,404
Accumulated depreciation	715	22,329		6,230	378	-	-	-		800	1,041	711	744	32,948

Balance as of December 31, 2024	640	6,182	(1)	3,101	350	1,563	6,068	59		96	524	664	209	19,456

Cost
Increases	1	175		125	17	867	3,673	40		3	-	-	8	4,909	(6)
Increases from business combinations	11	184		51	93	46	50	-		-	-	-	-	435
Translation effect	(81)	-		-	(31)	(10)	(16)	-		(18)	-	(399)	(100)	(655)
Adjustment for inflation (5)	62	-		-	24	8	12	-		14	-	304	78	502
Decreases, reclassifications and other movements	(24)	(1,174)	(4)	555	178	(1,200)	(4,376)	(85)		23	37	40	(17)	(6,043)	(3)	(8)	(9)

Accumulated depreciation
Increases	27	2,348	(4)	389	59	-	-	-		40	75	26	28	2,992
Translation effect	(45)	-		-	(19)	-	-	-		(11)	-	(205)	(74)	(354)
Adjustment for inflation (5)	34	-		-	14	-	-	-		9	-	157	56	270
Decreases, reclassifications and other movements	(28)	(4,134)		-	(29)	-	-	-		(10)	(1)	(1)	(27)	(4,230)	(8)	(9)

Cost	1,324	27,696		10,062	1,009	1,274	5,411	14		918	1,602	1,320	922	51,552
Accumulated depreciation	703	20,543		6,619	403	-	-	-		828	1,115	688	727	31,626

Balance as of December 31, 2025	621	7,153	(1)	3,443	606	1,274	5,411	14	(2)	90	487	632	195	19,926

(1)	Includes 293, 144 and 269 of mineral property as of December 31, 2025, 2024 and 2023, respectively.
(2)
As of December 31, 2025, there are 12 exploratory wells in progress. During the year ended on such date, drilling of 12 wells were started, 2 wells were charged to exploratory expense, and 8 well was transferred to properties with proved reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 20, 2 and 4 of net carrying amount charged to provision for obsolescence of materials and equipment for the years ended December 31, 2025, 2024 and 2023, respectively.
(4)
Includes (219), 169 and 507 corresponding to (reversal) / costs of hydrocarbon wells abandonment as of December 31, 2025, 2024 and 2023, respectively, and 82 and 13 of depreciation recovery for the years ended December 31, 2025 and 2023, respectively.

(5)
Corresponds to adjustment for inflation of opening balances of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(6)
Includes 9, 31 and 57 corresponding to short-term leases as of December 31, 2025, 2024 and 2023, respectively; includes 14, 21 and 6 corresponding to the variable charge of leases related to the underlying asset use or performance as of December 31, 2025, 2024 and 2023, respectively. Additionally, includes 57, 61 and 68 corresponding to the capitalization of depreciation of right-of-use
assets as of December 31, 2025, 2024 and 2023, respectively (see Note 9); and 8, 10 and 13 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2025, 2024 and 2023, respectively (see Note 21).

(7)
Includes 28,586 and 24,915 of cost and accumulated depreciation, respectively, of assets related to the Mature Fields Project reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

(8)
Includes 380 and 74 of cost and accumulated depreciation, respectively, of assets related to the “Aguada del Chañar” exploitation concession reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.b).

(9)
Includes 4,630 and 3,879 of cost and accumulated depreciation, respectively, of assets related to the “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr” exploitation concessions within the context of the Optimization plan of the conventional Upstream portfolio reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

The Group capitalizes the financial cost of loans as part of the cost of the property, plant and equipment. For the fiscal year ended December 31, 2025, 2024 and 2023, the rate of capitalization was 7.10%, 7.22% and 7.89%, respectively, and the amount capitalized amounted to 14, 6 and 17, respectively.
Set forth present is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Balance at the beginning of the year	223	171	151
Increases charged to profit or loss	371	53	24
Decreases charged to profit or loss	(41)	-	-
Applications due to utilization	(20)	(2)	(4)
Translation effect	(2)	-	(2)
Adjustment for inflation (1)	2	1	2
Reclassifications	(49)	-	-

Balance at the end of the year	484	223	171

(1)
Corresponds to the adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Set forth present is the evolution of the provision for impairment of property, plant and equipment for the years ended December 31, 2025, 2024 and 2023:

	2025	2024		2023
Balance at the beginning of the year	497	2,649		600
Increases charged to profit or loss	2	66		2,288
Decreases charged to profit or loss	(7)	-		-
Depreciation (1)	(135)	(325)		(236)
Translation effect	(4)	(2)		(7)
Adjustment for inflation (2)	4	5		4
Reclassifications	-	(1,896)	(3)	-

Balance at the end of the year	357	497		2,649

(1)	Included in “Depreciation of property, plant and equipment” line item in the statement of comprehensive income, see Note 27.
(2)
Corresponds to the adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(3)
Includes 1,893 of the provision for impairment associated with assets related to the Mature Fields Project reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

The Group estimates the recoverable amount of property, plant and equipment based on the guidelines and methodology mentioned in Notes 2.b.5) and 2.c).
The Group permanently monitors the outlook of the businesses where it operates. In general, it analyzes macroeconomic variables such as price indexes and currency devaluation, among others, and in particular, for the natural gas market, the demand volume to be covered and natural gas sales prices.
In relation to the natural gas market, incentive schemes were established in recent years in order to increase the domestic production of natural gas. As of 2018 and 2019, an excess in the supply from the increased production on unconventional fields with respect to the domestic demand was observed at specific times of the year, an unusual situation in the past, which affected natural gas production due to the temporary shutdown of wells. This situation generated a reduction in natural gas sales prices in the local market, which generated a drop in natural gas production due to the lack of incentives to develop projects. Consequently, on November 16, 2020, the National Government approved the Plan GasAr 2020-2024 with the aim of making viable investments to increase the production of natural gas in all the country’s basins and satisfy the hydrocarbon needs of the local market. Subsequently and with the same objective, on November 4, 2022, the National Government approved the Plan GasAr 2023-2028. Within this framework, YPF undertook natural gas production commitments in the Neuquina and Northwest basins. See Note 35.f.1).
As of September 30, 2023, the Group recognized an impairment charge of property, plant and equipment for the CGU Gas - Neuquina Basin of 506 (329 net of the income tax effect), generated by a combination of variables, including mainly, a higher competition in the domestic natural gas market which may lead to a drop in natural gas sales prices in the medium and long term and a consequent adequacy of our production. The discount rate after income tax used as of September 30, 2023 was 14.89%. In addition, as of December 31, 2023, the carrying amount of the net assets of the CGU Gas - Neuquina Basin amounted to 2,400 and approximated its recoverable amount.
On February 29, 2024 (see Note 11.a)) YPF’s Board of Directors resolved the disposal of certain groups of assets related to the Upstream business segment, mainly mature fields related to the CGU Oil, CGU Gas - Austral Basin and CGU Gas - Neuquina Basin and analyzed fair value less cost of disposal to be less than their carrying amount. The Company considered this to be an impairment loss indicator under IAS 36. Accordingly, the Company performed an impairment review separately from its CGU and recognized an impairment charge of property, plant and equipment of 1,782 (1,158 net of the income tax effect) as of December 31, 2023, considering the net assets and recoverable amount of each disposal group.
Considering, most of the transactions of oil and gas assets in Argentina during recent years are related to fields where the main targeted reservoirs are unconventional formations (specifically, the Vaca Muerta formation), and for the transactions that could be considered comparable to the assets evaluated in each disposal group, the publicly available information was insufficient to derive conclusions for a fair value in active markets for identical assets to those of each disposal group (Level 1), or inputs other than quoted prices included within Level 1 that are observable for the assets, either directly or indirectly (Level 2), the recoverable amount for each disposal group was determined applying an asset valuation technique commonly used in the oil and gas industry which is the discounted cash flow analysis technique. This valuation technique is considered to be Level 3 in the fair value hierarchy due to unobservable inputs used in the valuation, representing the fair value less costs of disposal measurement. In estimating the discounted cash flows of the disposal groups, the Company worked closely with a third-party qualified independent valuer not related to the Group, with appropriate qualifications, to establish the appropriate valuation techniques and inputs to the model.
This valuation technique required projections of production, operating expenses, capital expenditures, hydrocarbon wells abandonment costs, royalties and taxes and the date of the termination of the concessions. The key assumptions to which the disposal groups recoverable amounts are most sensitive are production, crude oil and natural gas prices, discount rate and macroeconomic variables. Values for reserves were expressed in terms of future gross revenues, future net revenues, present value and considering a ten-year
extension of the termination of certain concessions expiring in the near term. Future net revenues were calculated by deducting from future gross revenues royalties paid in cash, operating expenses, capital expenditures and hydrocarbon wells abandonment costs, production taxes, and income tax. Operating expenses include fields operating expenses, transportation and processing expenses, and an allocation of overhead that directly relates to production activities. Capital expenditures include drilling and completion costs, facilities costs, and maintenance costs. Hydrocarbon wells abandonment costs are those costs associated with the removal of facilities, plugging of wells and reclamation and restoration associated with the abandonment of hydrocarbon wells. The recoverable amount was defined as future net revenues discounted at a discount rate after income tax, which as of December 31, 2023 was 15%.
As of December 31, 2024, the Group recognized an impairment charge of property, plant and equipment for the CGU Gas - Northwest Basin of 58 (37 net of income tax effect), generated by a combination of variables, but mainly due to production costs increases. The discount rate after income tax used as of December 31, 2024 was 14.80%, and the recoverable amount after income tax as of such date of the CGU Gas - Northwest Basin was 28. In addition, as of December 31, 2024, the carrying amount of the net assets of the CGU Gas - Neuquina Basin amounted to 2,769 and approximated its recoverable amount.
As of December 31, 2025, the carrying amounts of the net assets of the CGU Gas - Cuenca Neuquina and the CGU Gas - Cuenca Noroeste amount to 2,804 and 9, respectively. The Group will continue analyzing the prospects for the variables mentioned above to further estimate their impact on expected cash flows.
Likewise, in accordance with IFRS 8, the distribution of property, plant and equipment by geographic area is broken down below:

	2025	2024	2023
Argentina	19,084	18,735	17,702
Mercosur and associated countries	1	1	10

	19,085	18,736	17,712